Debt - Notes Offering - Additional Information (Detail) - USD ($)		3 Months Ended	12 Months Ended
	Mar. 14, 2018	Dec. 31, 2019	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017
Acquisition Corp.
Debt Instrument [Line Items]
Face or principal amount of debt instrument		$ 3,010,000,000	$ 2,998,000,000	$ 2,851,000,000
5.500% Senior Notes due 2026
Debt Instrument [Line Items]
Interest rate			5.50%	5.50%	5.50%
5.500% Senior Notes due 2026 | Acquisition Corp.
Debt Instrument [Line Items]
Face or principal amount of debt instrument	$ 325,000,000	$ 325,000,000	$ 325,000,000
Interest rate	5.50%	5.50%	5.50%
Due date of Senior Secured Notes	2026	2026	2026
6.750% Senior Notes due 2022
Debt Instrument [Line Items]
Face or principal amount of debt instrument	$ 523,000,000
Interest rate	6.75%		6.75%	6.75%	6.75%
6.750% Senior Notes due 2022 | Acquisition Corp.
Debt Instrument [Line Items]
Face or principal amount of debt instrument	$ 112,000,000
Interest rate	6.75%